Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhn@nyse.com

CIK
356028

NYSE Group

06062181

CERTNYS

RECD S.E.C.
NOV 2 2 2006
1086

1-9247

November 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CA, INC. Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 22, 2006.

Sincerely,

Paras Madho

PROCESSED
NOV 2 9 2006
THOMSON
FINANCIAL